Feb. 01, 2020

ARTISAN PARTNERS FUNDS, INC.

Artisan Small Cap Fund (the “Fund”)

SUPPLEMENT DATED 8 MAY 2020

TO THE FUND’S SUMMARY PROSPECTUS AND PROSPECTUS

CURRENT AS OF THE DATE HEREOF

Important Notice Regarding Change in Investment Policy

The Fund’s non-fundamental policy related to its name adopted in accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended, which cannot be changed unless shareholders are notified at least 60 days prior, is as follows:

Under normal circumstances, the Fund invests no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in the common stocks of small companies.

The Fund has also adopted a definition of “small companies.” Effective 7 July 2020, the Fund is changing the definition of “small companies” and clarifying that the definition can be changed without advance notice to shareholders.

Accordingly, effective 7 July 2020, the following changes will take effect:

1.	The following definition, which can be changed without advance notice to shareholders, is adopted and replaces the Fund’s current definition of “small companies”:

The Fund defines small companies as those with market capitalizations less than $8 billion or the market capitalization of the largest company in the Russell 2000® Index on a rolling one-year basis, whichever is greater.